provisions (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 CAD ($)
provisions reconciliation
Balance as at beginning of period	$ 965	$ 961
Additions	144	325
Reversals	(4)	(18)
Uses	(150)	(324)
Interest effects	5	13
Effects of foreign exchange, net	5	8
Balance as at end of period	965	965
Current	393	393
Non-current	572	572
Total	965	965
Asset retirement obligations
provisions reconciliation
Balance as at beginning of period	304	301
Uses	(2)	(3)
Interest effects	3	7
Balance as at end of period	305	305
Current	12	12
Non-current	293	293
Total	305	305
Employee-related
provisions reconciliation
Balance as at beginning of period	105	110
Additions	98	208
Reversals	(1)	(1)
Uses	(75)	(190)
Effects of foreign exchange, net	1	1
Balance as at end of period	128	128
Current	124	124
Non-current	4	4
Total	128	128
Written put options and contingent consideration
provisions reconciliation
Balance as at beginning of period	240	233
Additions	1	3
Reversals	(1)	(2)
Uses	(9)	(9)
Interest effects	2	5
Effects of foreign exchange, net	4	7
Balance as at end of period	237	237
Current	171	171
Non-current	66	66
Total	237	237
Written put options and contingent consideration provision used shares issued	(3)	(3)
Regulatory
provisions reconciliation
Balance as at beginning of period	146	142
Additions	11	19
Uses	(18)	(23)
Interest effects		1
Balance as at end of period	139	139
Current	29	29
Non-current	110	110
Total	139	139
Other
provisions reconciliation
Balance as at beginning of period	170	175
Additions	34	95
Reversals	(2)	(15)
Uses	(46)	(99)
Balance as at end of period	156	156
Current	57	57
Non-current	99	99
Total	$ 156	$ 156